Related Party Transactions (Details) - USD ($)			1 Months Ended			3 Months Ended	4 Months Ended	6 Months Ended
	Nov. 30, 2020	Aug. 17, 2020	Nov. 30, 2020	Oct. 31, 2020	Aug. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Related Party Transactions (Details) [Line Items]
Warrants price per share (in Dollars per share)								$ 1.00
Proceeds value							$ 9,900,000	$ 9,900,000
Shares issued price per share (in Dollars per share)								$ 11.50
Working capital loan								$ 1,500,000
Per warrant (in Dollars per share)								$ 1.00
Office space								$ 10,000
Sponsor amount paid						$ 30,000		60,000
Outstanding balance on sponsor								$ 1,815,013
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business Combination, description								The holders of the Founders Shares agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the reported last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)	8,625,000		8,625,000
Percentage of issued and outstanding shares			20.00%
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Share subject to forfeiture (in Shares)	1,125,000		1,125,000
Shares issued price per share (in Dollars per share)	$ 10.00		$ 10.00
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares)								9,900,000
Shares issued price per share (in Dollars per share)							$ 1.00
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Payment of offering costs	$ 19,700,000
Shares issued price per share (in Dollars per share)	$ 10.00		$ 10.00				$ 0.20
Initial Public Offering [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Cover expenses		$ 300,000
Borrowed amount	$ 235,000		$ 235,000
Class B common stock
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)					11,500,000		8,625,000
Common stock par value (in Dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001
Payment of offering costs					$ 25,000
Payment of offering costs per share (in Dollars per share)					$ 0.002
Aggregate of founder shares (in Shares)			4,312,500	50,000
Common stock, shares outstanding (in Shares)	8,625,000		8,625,000				8,625,000	8,625,000